Accounts Receivable and Loans (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Account	Dec. 31, 2011 Account
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Number of Accounts	143,000	197,000
Pre-Modification Outstanding Balance	$ 1,204	$ 1,512
Post-Modification Outstanding Balance	1,180	1,452
Cardmember Loans [Member] | U S Card Services [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Number of Accounts	106,000	147,000
Pre-Modification Outstanding Balance	779	1,110
Post-Modification Outstanding Balance	762	1,064
Cardmember Receivables [Member] | U S Card Services [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Number of Accounts	37,000	50,000
Pre-Modification Outstanding Balance	425	402
Post-Modification Outstanding Balance	$ 418	$ 388